CONTINGENCIES	6 Months Ended
Jun. 30, 2022
Contingent liabilities [Abstract]
Contingencies	Contingencies
Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial statements and noted below may be material.
Except as noted below, no material changes have occurred with respect to the matters disclosed in Note 35 “Contingencies” to the 2021 Annual Financial Statements, and no new contingencies have occurred that are material to the Company since the issuance of the 2021 Annual Financial Statements.
The description set out below should be read in conjunction with Note 35 “Contingencies” to the 2021 Annual Financial Statements.

Litigation and Claims Update
Proposed Canadian Securities Class Actions (Pascua-Lama)
On March 22, 2022, the Ontario Superior Court of Justice rendered its decision concerning the Plaintiffs’ motion for leave to proceed with statutory secondary market misrepresentation claims pertaining to Barrick’s capital cost and schedule estimates for the Pascua-Lama project and various accounting and financial reporting matters. In its decision, the Court denied leave to proceed in respect of all but two of those claims. The Court solicited additional submissions from the parties before deciding whether to grant leave to proceed in respect of the two remaining claims. The parties delivered additional written submissions during May 2022 and supplemental oral argument on June 27, 2022. On July 18, 2022, the Court rendered a supplemental decision granting the Plaintiffs leave to proceed with the two claims in question as against Barrick and two of its former senior executives.
The Company is seeking leave to appeal to the Divisional Court from the decision of the Superior Court to permit the Plaintiffs to proceed with the two claims referred to above. The Plaintiffs have filed an appeal with the Court of Appeal for Ontario from the decision of the Superior Court to deny leave to proceed in respect of the other claims pertaining to Barrick's capital cost and schedule estimates and accounting and financial reporting matters.
In the Quebec action, the hearing of the proposed representative plaintiff’s appeal from the March 2020 decision denying leave to proceed and class certification took place on May 2, 2022. A decision in this matter is pending.

Pascua-Lama – SMA Regulatory Sanctions
On July 12, 2022, the Chilean Supreme Court issued a decision in which it rejected the appeal brought by a group of local farmers to challenge the September 2020 decision of the Antofagasta Environmental Court. In that decision, the Environmental Court had upheld the closure order and sanctions imposed by Chile's environmental regulator (the Superintendencia del Medio Ambiente or "SMA") on Compañia Minera Nevada ("CMN"), Barrick's Chilean subsidiary that holds the Chilean portion of the Pascua-Lama Project, in the Revised Resolution from January 2018, and also ordered the SMA to reevaluate two environmental infringements contained in the Revised Resolution. The SMA will now determine the appropriate administrative fine to be imposed on CMN with respect to those two environmental infringements in accordance with the Environmental Court's decision.
No amounts have been recorded for any potential liability arising from this matter, as the Company cannot reasonably predict the amount of the additional administrative fine to be imposed by the SMA.

Veladero – Tax Assessment and Criminal Charges
On February 4, 2022, the Argentine Minister of Economy, the competent authority in this matter, issued a decision denying the application of the Canada-Argentina Tax Treaty to the Tax Assessment. MAS appealed this decision on February 18, 2022.
Separately, on April 12, 2022, the trial court issued a ruling dismissing the criminal charges against the MAS directors in the Criminal Tax Case. The Argentinean Federal Tax Authority (“AFIP”) appealed this ruling to the Court of Appeals and both parties submitted their arguments on May 26, 2022. A decision of the Court of Appeals is pending.

Writ of Kalikasan
In the fall of 2021, the justice who was presiding over the panel of justices of the Court of Appeals hearing this matter was appointed to the Supreme Court of the Philippines.
On March 2, 2022, the Supreme Court of the Philippines issued a Resolution dismissing the Company's March 12, 2020 Petition for Reconsideration of the Court's
dismissal of the Company's Petition for Certiorari on January 15, 2020.
On March 16, 2022, the Supreme Court of the Philippines issued a Resolution dismissing the Company's September 10, 2021 Petition for Certiorari of the Court of Appeals' Resolutions dated January 21, 2021 and June 14, 2021.
On April 26, 2022, the Court of Appeals issued a Resolution constituting a new panel of justices to preside over the Writ of Kalikasan proceeding. The new panel will determine the outstanding motions before the Court of Appeals and preside over the trial.
On June 30, 2022, the Company filed a Motion for Court-Annexed Mediation between the Company and the Province of Marinduque.

Reko Diq Arbitration
On March 20, 2022, the Company executed an Umbrella Agreement with Antofagasta plc and the Governments of Pakistan and Balochistan, pursuant to which, if the conditions to closing are satisfied, the project would be reconstituted with Barrick as the operator going forward and, following such reconstitution, Antofagasta would exit the project. Pursuant to the Umbrella Agreement, a Temporary Standstill Agreement would be executed once a certain condition of an escrow account in favor of Antofagasta in the amount of $900 million was satisfied. This condition was satisfied, and the Temporary Standstill Agreement went into effect on April 5, 2022. Pursuant to the Temporary Standstill Agreement, all legal and arbitral proceedings initiated by the parties in relation to the Reko Diq dispute are suspended while the parties work toward execution of definitive agreements and closing under the Umbrella Agreement.

Porgera Special Mining Lease
On April 7, 2022, the Shareholders’ Agreement for the new Porgera joint venture company was signed by Porgera (Jersey) Limited, which is an affiliate of Barrick Niugini Limited (“BNL”), and the state-owned Kumul Minerals (Porgera) Limited. The Shareholders’ Agreement will become effective following signature by Mineral Resources Enga Limited (“MRE”), the holder of the remaining 5% of the original Porgera joint venture not owned by BNL, which will allow for the incorporation of a new Porgera joint venture company and application by this entity for a new Special Mining Lease, a condition of the reopening of the Porgera mine under the Commencement Agreement. On April 21, 2022, the PNG National Parliament passed legislation to provide, among other things, certain agreed tax exemptions and tax stability for the new Porgera joint venture. This legislation was certified on May 30, 2022, and will come into effect following a public notice process under PNG law.
On July 7, 2022, the Papua New Guinea Supreme Court dismissed the proceeding which had been initiated in December 2021 by a group of local landowners seeking a declaration that they own and can mine the minerals situated on their customary lands, including at the Porgera mine, and that certain provisions of the Mining Act and related provisions of the Papua New Guinea Constitution are invalid. The dismissal was based on technical grounds. BNL had intervened in this matter to protect its rights.

Tanzania – Concentrate Export Ban and Related Disputes
In March 2022, the Company made a further payment of $40 million, bringing the total amount paid to date to $140 million, toward the Settlement Amount, as provided under the signed agreement with the Government of Tanzania (“GoT”) for the resolution of all outstanding disputes between the GoT and the mining companies formerly operated by Acacia Mining plc (“Acacia”) and now managed by Barrick.

Tanzanian Revenue Authority Assessments
All of the tax disputes between the former Acacia and the Tanzanian Revenue Authority (“TRA”) were considered resolved as part of the settlement with the GoT described above under "Tanzania – Concentrate Export Ban and Related Disputes." In furtherance of this settlement, compromise and release agreements have been executed by the parties to each of the tax disputes. These agreements have been filed and adopted by the relevant courts in Tanzania for the full and final settlement of the tax disputes.

Zaldívar Chilean Tax Assessment
Court proceedings in this matter resumed in April 2022, following a delay due to the Covid-19 pandemic. The parties presented evidence to the Tax Court in this matter on May 6, 2022, and the decision of the Tax Court is pending.

Kibali Customs Dispute
The Company is engaged in discussions with the Customs Authority regarding the customs claims. A formal reassessment notice has not yet been issued by the Customs Authority with respect to these claims.

Zaldívar Water Claims
On March 30, 2022, the State Defense Council ("CDE"), an entity that represents the interests of the Chilean state, filed a lawsuit in the Environmental Court of Antofagasta against Compañía Minera Zaldívar SpA (“CMZ”), the joint venture company that operates the Zaldívar mine, and two other companies with mining operations that utilize water from a shared aquifer (Minera Escondida Ltda. and Albermarle Ltda.) The CDE claims that the extraction of groundwater by these companies since 2005 has caused environmental damage to the surrounding area. The CDE’s lawsuit seeks to require the companies to conduct a series of studies and undertake certain actions to protect and repair the alleged environmental damage in the area, and also to cease extracting water from the aquifer.
CMZ presented its defense on June 15, 2022, and will submit evidence when the case reaches the evidentiary stage.
The Company intends to continue to vigorously defend its position. No amounts have been recorded for any potential liability under this matter, as the Company cannot reasonably predict the outcome.